LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of right of use assets and liabilities on condensed balance sheet

	December 31,	December 31,
(In thousands)	2022	2021
Right of use assets	$1,398	$9,107

Accrued and other current liabilities	$868	$1,061
Other liabilities	476	1,105
Total lease liabilities	$1,344	$2,166

Schedule of supplemental cash flow information

	Year Ended December 31,
(In thousands)	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	$1,157	$1,354	$1,375

Right of use assets obtained in exchange for lease obligations:	$421	$1,525	$1,196

Schedule of future undiscounted cash flows

(In thousands)
2023	$899
2024	470
2025	10
Thereafter	2
Total	1,381
Discount factor	(37)
Lease liability	1,344
Amounts due within 12 months	868
Non-current lease liability	$476